Income Tax - Schedule of Reconciliation of Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Accounting profit before tax	€ 189,106	€ 160,288	€ 189,553
Statutory income tax rate of 27.9%	52,761	44,720	52,885
Prior years taxes	796	(841)	(1,932)
DTA not recognized on tax losses carry-forward for the current fiscal year	3,989	1,770	1,854
DTA recognized on tax losses carry-forward from previous years		(1,272)	(2,810)
Tax effect on distributed dividends	336	507	827
Tax grants/not taxable items	(1,767)	(2,774)	(5,097)
Different foreign tax rate effect	(335)	412	(2,244)
DTA/DTL effect previous years			380
Other consolidation effects	(577)
Change of notional rate	(5,928)
Income tax expense reported in the statement of profit or loss	€ 49,275	€ 42,522	€ 43,863